INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Aug. 31, 2022
Disclosure of associates [abstract]
Disclosure of detailed information about carrying value of investments in associates
The carrying value of investments in associates consists of:

	ALPHA-CANNABIS PHARMA GMBH (a)	EVIANA HEALTH CORPORATION[3]	HYASYNTH BIOLOGICALS INC. (b)	TOTAL
Participating share (1)	25.0%	19.9%	49.9%
Balance, August 31, 2021	$—	$—	$5,028	$5,028
Additions	—	—	2,500	2,500
Transaction costs	—	—	124	124
Share of net loss (2)	—	—	(1,364)	(1,364)
Balance, August 31, 2022	$—	$—	$6,288	$6,288

(1) % Interest includes the potential ownership interest that could result from the conversion of debentures and exercise of warrants.
(2) The Company utilizes the most recently issued quarterly financial statements of its associates in its results with a two-month lag since the Company does not have the same reporting date as its associates (for the year ended August 31, 2022, the Company utilized its associates’ year ended June 30, 2022 results).
(3) During the year ended August 31, 2020, the Company identified indicators of impairment with respect to its investment in Eviana Health Corporation, resulting in impairment which reduced the carrying value of the investment to $nil.